Short-Term Debt	3 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
Short-term Debt
5.	Short-term Debt

2023 Term Loan and Warrants

In February 2023, the Company entered into a term loan agreement with a principal amount of $5.5 million (the “2023 Term Loan”), bearing interest at 17% per annum with an existing investor of the Company who is a related party. See Note 16 for additional information regarding related party transactions. The 2023 Term Loan matures in May 2026, as amended. Interest is payable at maturity.

In connection with the issuance of the 2023 Term Loan, the Company issued 220,000 warrants to purchase shares of Series F redeemable convertible preferred stock at an exercise price of $1.40 per share (the “Preferred Stock Warrants”). The Preferred Stock Warrants expire in February 2033. The Preferred Stock Warrants are classified as a liability and are remeasured at fair value at each reporting date, with changes in fair value recognized in other income (expense), net in the condensed consolidated statements of operations (see Note 3 Fair Value Measurement). In August 2025, the investor exercised 110,000 of the Preferred Stock Warrants. As of March 31, 2026 and December 31, 2025, there were 110,000 Preferred Stock Warrants outstanding, respectively.

In connection with subsequent amendments, the Company issued an aggregate of 1,250,000 common stock warrants, which are equity classified and were recorded as a debt discount amortized to interest expense over the remaining term of loan at the time of each amendment.

The outstanding principal balance was $5.5 million at March 31, 2026 and December 31, 2025, respectively. Accrued interest was $427 and $164 as of March 31, 2026 and December 31, 2025, respectively. The unamortized debt discount was $66 and $187 as of March 31, 2026 and December 31, 2025, respectively. Total interest expense, including amortization of the debt discount, was $548 and $287 for the three months ended March 31, 2026 and 2025, respectively.

Promissory Notes

In April 2025, the Company issued an unsecured promissory note to a board member in the principal amount of $440. The note bears interest at 11% per annum and matures on April 9, 2026. Interest is payable at maturity, and all unpaid principal and accrued interest are due on the maturity date.

In March 2026, the Company entered into note purchase agreements with the same board member and issued (i) an unsecured promissory note in the principal amount of $330, arising from the conversion of a related party advance, bearing interest at 11% per annum and maturing on March 1, 2027, (ii) an unsecured promissory note in the principal amount of $200, bearing interest at 11% per annum and maturing on March 12, 2027, and (iii) an unsecured promissory note in the principal amount of $375, bearing interest at 15% per annum and maturing on April 24, 2026. This promissory note included warrants to purchase 300,000 shares of the Company's common stock with an exercise price of $0.01 per share. The common stock warrants are equity classified. The fair value of the warrants at issuance was recorded as a debt discount against the related promissory note and is amortized to interest expense over the term of the note. The warrants had an aggregate fair value of $430.

In March 2026, the Company also issued an unsecured promissory note in the principal amount of $150 to an existing investor, bearing interest at 15% per annum and maturing on April 30, 2026, with warrants to purchase 120,000 shares of the Company's common stock at an exercise price of $0.01 per share. The common stock warrants issued in connection with the promissory notes are equity classified and were recorded as a debt discount amortized to interest expense over the respective terms of the notes. The warrants had an aggregate fair value of $175.

As of March 31, 2026 and December 31, 2025, the outstanding principal balance of the promissory notes was $1.5 million and $0.4 million, respectively. Accrued interest totaled $54 and $40 as of March 31, 2026 and December 31, 2025, respectively, and was included in accrued expenses and other current liabilities on the condensed consolidated balance sheets. Total interest expense related to the promissory notes, including amortization of the debt discount, was $139 and $0 for the three months ended March 31, 2026 and 2025, respectively.

Financing Agreements

In March 2026, the Company entered into two financing agreements with an unrelated third party with aggregate principal amounts of $62 and $44. The agreements bear interest at 8.2% and 8.3% per annum, respectively, and mature on November 1, 2026. As of March 31, 2026 the outstanding principal balance of the financing agreements was $106 and was classified as short-term debt on the condensed consolidated balance sheets. Interest expense was not material for the three months ended March 31, 2026.

Repayment of short-term debt

All outstanding short-term debt agreements, including accrued interest, were repaid in connection with the closing of the Merger in April 2026. Refer to Note 17, Subsequent Events, for additional information.